CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		¥ 1,523,410	$ 217,844	¥ 1,466,698	¥ 1,498,029
Total cost of revenues		(795,723)	(113,787)	(567,585)	(544,336)
Gross profit		727,687	104,057	899,113	953,693
Operating expenses:
Research and development expenses		(137,040)	(19,596)	(165,030)	(203,524)
Impairment of goodwill and long-lived assets		(19,710)	(2,818)	(540,009)
Total operating expenses		(1,013,864)	(144,980)	(1,523,605)	(1,014,740)
Loss from operations		(286,177)	(40,923)	(624,492)	(61,047)
Other income/(expenses):
Investment income, net		1,738	249	11,020	12,004
Interest income, net		23,556	3,368	46,507	48,843
Exchange (losses)/gains		5,948	851	112	(662)
Impairment of long-term investment | ¥		0		(7,350)	(444)
Share of losses of equity method investee		(4,076)	(583)	(15,015)	(12,723)
Others, net		12,902	1,845	1,131	21,898
Income/(Loss) before tax		(246,109)	(35,193)	(588,087)	7,869
Income tax benefits/(expenses)		(796)	(114)	905	18,075
Net income/(loss)		(246,905)	(35,307)	(587,182)	25,944
Net (income)/loss attributable to non-controlling interests		4,604	658	(2,345)	(4,664)
Net income/(loss) attributable to So-Young International Inc.		(242,301)	(34,649)	(589,527)	21,280
Other comprehensive income/(loss):
Foreign currency translation adjustment		(18,220)	(2,605)	13,375	14,078
Total other comprehensive income/(loss)		(18,220)	(2,605)	13,375	14,078
Total comprehensive income / (loss):		(265,125)	(37,912)	(573,807)	40,022
Comprehensive (income)/loss attributable to non-controlling interests		4,604	658	(2,345)	(4,664)
Comprehensive income/(loss) attributable to So-Young International Inc.		¥ (260,521)	$ (37,254)	¥ (576,152)	¥ 35,358
Net earnings/(loss) per ordinary share
Weighted average number of ordinary shares used in computing earnings/(loss) per share, basic*	[1]	77,863,698	77,863,698	79,384,454	77,646,899
Weighted average number of ordinary shares used in computing earnings/(loss) per share, diluted*	[1]	77,863,698	77,863,698	79,384,454	78,054,950
Share-based compensation expenses included in:
Share-based compensation expense, portion recorded as cost of sales		¥ (185)	$ (26)	¥ (289)	¥ (1,800)
Share-based compensation expense, portion recorded as selling and marketing expense		(835)	(119)	(659)	(5,680)
Share-based compensation expense, portion recorded as general and administrative expense		(7,118)	(1,018)	(29,527)	(23,590)
Share-based compensation expense, portion recorded as research and development expense		¥ (780)	$ (112)	¥ (2,180)	¥ (5,251)
Ordinary shares
Net earnings/(loss) per ordinary share
Net earnings/(loss) per ordinary share attributable to So-Young International Inc. - basic | (per share)		¥ (3.11)	$ (0.44)	¥ (7.43)	¥ 0.27
Net earnings/(loss) per ordinary share attributable to So-Young International Inc. - diluted | (per share)		(3.11)	(0.44)	(7.43)	0.27
American Depository Shares
Net earnings/(loss) per ordinary share
Net earnings/(loss) per ordinary share attributable to So-Young International Inc. - basic | (per share)		(2.39)	(0.34)	(5.72)	0.21
Net earnings/(loss) per ordinary share attributable to So-Young International Inc. - diluted | (per share)		¥ (2.39)	$ (0.34)	¥ (5.72)	¥ 0.21
Nonrelated party
Operating expenses:
Sales and marketing expenses		¥ (528,591)	$ (75,588)	¥ (494,493)	¥ (520,451)
General and administrative expenses		(328,523)	(46,978)	(324,073)	(290,765)
Aesthetic treatment services
Revenues:
Total revenues		674,903	96,510	169,263	12,959
Aesthetic treatment services | Nonrelated party
Revenues:
Total cost of revenues		(518,749)	(74,180)	(131,580)	(9,596)
Information and reservation services
Revenues:
Total cost of revenues		(62,970)	(9,005)	(106,958)	(174,421)
Information and reservation services | Nonrelated party
Revenues:
Total revenues		499,685	71,454	736,607	889,908
Sales of medical products and maintenance services | Nonrelated party
Revenues:
Total revenues		267,839	38,300	367,980	333,538
Other services
Revenues:
Total revenues		80,983	11,580	192,848	261,624
Total cost of revenues		(66,894)	(9,566)	(145,883)	(201,565)
Cost of medical products sold and maintenance services | Nonrelated party
Revenues:
Total cost of revenues		¥ (147,110)	$ (21,036)	¥ (183,164)	¥ (158,754)

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.